CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Stockholders' Equity [Abstract]
Cash dividends per common share (in dollars per share)	$ 0.36	$ 0.36	$ 0.32